Long-term Debt - Schedule of Convertible Debenture (Details) $ in Thousands, $ in Millions		12 Months Ended
	Apr. 05, 2024 CAD ($)	Dec. 31, 2024 USD ($) debt_instrument	Dec. 31, 2023 USD ($) debt_instrument
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		$ 377,831
Change in fair value through profit and loss (Note 20)		17,279	$ 15,739
Conversion of convertible debenture		(11,920)
Carrying value of the debt, ending balance	$ 18.0	$ 516,234	$ 377,831
Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Number of debt instruments, fair value, beginning balance | debt_instrument		18,000	18,000
Number of debt instruments, conversion of convertible debenture | debt_instrument		(16,200)
Number of debt instruments, repayment of convertible debenture | debt_instrument		(1,800)
Number of debt instruments, fair value, ending balance | debt_instrument		0	18,000
Carrying value of the debt, beginning balance		$ 13,913	$ 13,182
Change in fair value through profit and loss (Note 20)		(565)	1,032
Change in FVOCI due to changes in credit risk		(103)	(301)
Conversion of convertible debenture		(11,920)
Repayment of convertible debenture	(1.8)	(1,325)
Carrying value of the debt, ending balance	$ 16.2	$ 0	$ 13,913